Fair value of financial instruments - Disclosure of fair value adjustments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Exit price adjustments derived from market bid-offer spreads | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ (558)	£ (566)
Uncollateralised derivative funding | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(4)	(11)
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(209)
Derivative credit valuation adjustments | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(209)	(319)
Derivative debit valuation adjustments | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ 144	£ 208